Share-based payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	1.40%	0.20%
Expected dividend yield (%)	6.80%	7.70%
Share price at date of grant (in £ per share)	£ 32.18	£ 27.94
Long Term Incentive Plan | Total Company | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 27.46	£ 19.87
Long Term Incentive Plan | Total Company | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	26.28	22.20
Long Term Incentive Plan | Management Board | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	24.80	17.35
Long Term Incentive Plan | Management Board | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 26.28	£ 22.20
Deferred Share Bonus Scheme (DSBS) | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	1.40%	0.20%
Expected dividend yield (%)	6.80%	7.70%
Share price at date of grant (in £ per share)	£ 32.18	£ 27.94
Fair value at grant date (in £ per share)	£ 26.28	£ 22.20
Deferred Share Bonus Scheme (DSBS) | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 26.28	£ 22.20